Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation:
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of StealthGas Inc. and its wholly owned subsidiaries. All inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates:
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income
Other Comprehensive Income/(Loss):

The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity.

Foreign Currency Translation
Foreign Currency Translation:
The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of operations.

Cash and Cash Equivalents	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash equivalents.

Restricted Cash
Restricted Cash:
Restricted cash mainly reflects deposits with certain banks that can only be used to pay the current loan installments or which are required to be maintained as a certain minimum cash balance per mortgaged vessel or cash held in restricted bank account for guarantees issued by the bank on the Company’s behalf. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current
assets.

Trade Receivables
Trade Receivables:
The amount shown as trade receivables includes estimated recoveries from charterers for hire, freight and demurrage billings, net of allowance for doubtful accounts. At each balance sheet date, all potentially un-collectible
accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was required for any of the periods presented.

Claims Receivable
Claims Receivable:
Claims receivable are recorded on the accrual basis and represent the claimable expenses, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities.

Inventories
Inventories:
Inventories consist of bunkers (for vessels under voyage charter) and lubricants which are stated at the lower of cost and net realizable value. The cost is determined by the first-in,
first-out
method. The Company considers victualing and stores as being consumed when purchased and, therefore, such costs are expensed when incurred.

Advances for vessels under construction
Advances for vessels under construction:
This represents amounts expended by the Company in accordance with the terms of the construction contracts for vessels as well as other expenses in connection with on-site
supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized.

Vessels Acquisitions
Vessels Acquisitions:
Vessels are stated at cost less depreciation and impairment, if any. Cost consists of the contract price less discounts and any material expenses incurred upon acquisition (initial repairs, improvements, acquisition and expenditures made to prepare the vessel for its initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels, or otherwise are charged to expenses as incurred. The Company records all identified tangible and intangible assets associated with the acquisition of a vessel or liabilities at fair value. Where vessels are acquired with existing time charters, the Company allocates the purchase price to the time charters based on the present value (using an interest rate which reflects the risks associated with the acquired charters) of the difference between (i) the contractual amounts to be paid pursuant to the charter terms and (ii) management’s estimate of the fair market charter rate, measured over a period equal to the remaining term of the charter. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to revenues over the remaining term of the charter.

Impairment or Disposal of Long-lived Assets
Impairment or Disposal of Long-lived Assets:
The Company follows the Accounting Standards Codification (“ASC”)
Subtopic 360-10,
“Property, Plant and Equipment”
(“ASC 360-10”),
which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts.
If indicators of impairment are present, the
Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets, quarterly. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statements of operations. Various factors including anticipated future charter rates, estimated scrap values, future dry-docking
costs and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations. Undiscounted cash flows are determined by considering the revenues from existing charters for those vessels that have long term employment and when there is no charter in place the estimates based on historical average rates with an annual increase of 1%. The Company also assumes an average annual inflation rate of 1.50% for operating expenses. An impairment loss was identified and recorded for the years ended December 31, 2017, 2018 and 2019 (Note 6).

Vessels' Depreciation
Vessels’ Depreciation:
The cost of each of the Company’s vessels is depreciated on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of each of the Company’s LPG carriers to be 30 years and product and aframax tankers, to be 25 years, from the date of their construction.

Assets Held for Sale
Assets Held for Sale:
The Company classifies vessels as being held for sale when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the vessels, (ii) the vessels are available for immediate sale in their present condition, (iii) an active program to find a buyer and other actions required to complete the plan to sell the vessels have been initiated, (iv) the sale of the vessels is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year and (v) the vessels are being actively marketed for sale at a price that is reasonable in relation to their current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale. Furthermore, in the period a vessel meets the held for sale criteria in accordance with
ASC 360-10,
a loss is recognized for any reduction of the vessel’s carrying amount to its fair value less cost to sell. Concerning assets held for sale as of December 31, 2018, refer to Note 6. No assets were held for sale as of December 31, 2019.

Segment Reporting
Segment Reporting:
The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment as well as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Accounting for Special Survey and Dry-docking Costs	Accounting for Special Survey and Dry-docking Costs: Special survey and dry-docking costs are expensed in the period incurred.

Deferred Finance Charges
Deferred Finance Charges:
Fees incurred for obtaining new loans or refinancing existing ones are deferred and amortized to interest expense over the life of the related debt using the effective interest method. The unamortized deferred financing charges are presented as a direct deduction from the carrying amount of the related loan and credit facility in the consolidated balance sheet. Deferred financing costs relating to undrawn facilities are presented under non-current
assets in the consolidated balance sheet.

Accounting for Revenue and Related Expenses
Accounting for Revenue and Related Expenses:
 The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters, bareboat charters or voyage charters.
A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid for by the Company under time charter agreements. A time charter generally provides typical warranties and owner protective restrictions. The performance obligations in a time charter are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the owner of the vessel. Some of the Company’s time charters may also contain profit sharing provisions, under which the Company can realize additional revenues in the event that spot rates are higher than the base rates in these time charters. A bareboat charter is a contract in which the vessel owner provides the vessel to the charterer for a fixed period of time at a specified daily rate, which is generally payable in advance, and the charterer generally assumes all risk and costs of operation during the bareboat charter period. The Company’s time charter and bareboat contracts are classified as operating leases pursuant to Accounting Standards Codification (“ASC”) 842 - Leases, and therefore do not fall under the scope of Accounting Standards Codification (“ASC”) 606 because (i) the vessel is an identifiable asset (ii) the owner of the vessel does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter and bareboat revenues are recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter and bareboat charter

revenues are recognized as earned on a straight-line basis over the term of the charter as service is provided. Revenues from profit sharing arrangements in time charters are recognized in the period earned. Under time and bareboat charter agreements, all voyages expenses, except commissions are assumed by the charterer.
On implementation of ASC 842 ,the Company, elected to make use of a practical expedient for lessors, not to separate the lease and non-lease components included in the time charter revenue but rather to recognize operating lease revenue as a combined single lease component for all time charter contracts as the related lease component, the hire of a vessel, and non-lease component, the fees for operating and maintaining the vessel, have the same timing and pattern of transfer (both the lease and non-lease components are earned by passage of time) and the predominant component is the lease.
A voyage charter is a contract, in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge
port basis, subject to various cargo handling terms. The Company accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (2) the Company can identify each party’s rights regarding the services to be transferred, (3) the Company can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the Company’s future cash flows is expected to change as a result of the contract) and (5) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and begin to be satisfied once the vessel is ready to load the cargo. The voyage charter party agreement generally has a demurrage clause according to which the charterer reimburses the vessel owner for any potential delays exceeding the allowed lay-time
as per the charter party clause at the ports visited which is recorded as demurrage revenue. Revenues from voyage charters are recognized on a straight line basis over the voyage duration which commences once the vessel is ready to load the cargo and terminates upon the completion of the discharge of the cargo. In voyage charters vessel operating and voyage expenses are paid for by the Company. The voyage charters are considered service contracts which fall under the provisions of ASC 606 because the Company retains control over the operations of the vessels such as the routes taken or the vessels’ speed.
The Company adopted Accounting Standards Update
2014-09,
“Revenue from Contracts with Customers” (“ASC 606”) as of January 1, 2018 utilizing the modified retrospective method of transition. The Company recorded an adjustment of approximately $0.3 million to decrease its opening retained earnings on its consolidated balance sheet on January 1, 2018.
Deferred revenue represents cash received for undelivered performance obligations and deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining as long-term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Company and expensed over the related charter period and all the other voyage expenses are expensed as incurred except for expenses during the ballast portion of the voyage. Any expenses incurred during the ballast portion of the voyage (period between the contract date and the date of the vessel’s arrival to the load port) such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Company satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that the Company can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘other current assets’ in the accompanying consolidated balance sheets.
Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and other operating expenses. Vessel operating expenses are expensed as incurred.
Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses, dry-docking
expenses and risk of operation.

Equity Compensation Plan
Equity Compensation Plan:
Share-based compensation includes vested and
non-vested
shares granted to employees of the Company, to employees of the Manager and to non-employee
directors, for their services as directors and is included in General and administrative expenses in the consolidated statements of operations. These shares are measured at their fair value, which is equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested
shares on the grant date and a total fair value of such shares is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method) (Note 14).

Earnings/(Loss) per Share
Earnings/(Loss) per Share:
Basic earnings per share are computed under the
two-class
method by dividing net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution is computed by either the treasury stock method or the two–class method, whichever results in the more dilutive effect. Under the treasury stock method, all of the Company’s dilutive securities are assumed to be exercised or converted and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation to the extent these are not anti-dilutive (Note 15).

Derivatives
Derivatives
: The Company is party to interest swap agreements where it receives a floating interest rate and pays a fixed interest rate for a certain period in exchange. The Company designates its derivatives based on guidance on ASC 815, “Derivatives and Hedging” which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.
(i)
Hedge Accounting
: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.
Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss.
The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while the ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of income. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as a component of “Loss on derivatives”.
(ii)
Other Derivatives
: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

Investments in joint ventures
Investments in joint ventures:
 The Company’s investments in joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the consolidated statements of operations.

Impact of Recently Adopted Accounting Standards
Impact of Recently Adopted Accounting Standards
Leases
:
 In February 2016, the FASB issued Accounting Standard Update (“ASU”)
2016-2
(codified as ASC 842), which amends the existing accounting standard for lease accounting and adds additional disclosures about leasing arrangements. ASC 842 requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. ASC 842, as amended, subject to certain transition relief options, requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, or allows entities to elect not to recast the comparative periods presented when transitioning to ASC 842 and to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. ASC 842 also provides a practical expedient to lessors by class of underlying asset, to not separate non lease components from the associated lease component, similar to the expedient provided for lessees, when the following criteria are met i) the timing and pattern of transfer for the lease component is the same as those for the non-lease
component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease. ASC 842 is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those fiscal periods. Early adoption is permitted for all entities. The Company adopted ASC 842 for its reporting period commencing January 1, 2019 which resulted in the recognition of operating lease right-of-use
assets and related lease liabilities for operating leases of $1.9 million in Total Assets and Total Liabilities, respectively, on our consolidated balance sheet on January 1, 2019. The Company used the modified retrospective transition method and elected to apply the additional and optional transition method to existing leases at the beginning of the period of adoption through a cumulative effect adjustment to the opening retained earnings as of January 1, 2019. Also, the Company elected to apply a package of practical expedients under ASC 842, which allowed the Company, not to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC 840 and (iii) initial direct costs for any existing leases. ASC 842 also provides a practical expedient to lessors by class of underlying asset, to not separate non lease components from the associated lease component when the following criteria are met (i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease. The Company, making use of this practical expedient for lessors, has elected not to separate the lease and non-lease components included in the time charter revenue but rather to recognize operating lease revenue as a combined single lease component for all time charter contracts as the related lease component, the hire of a vessel, and non-lease component, the fees for operating and maintaining the vessel, have the same timing and pattern of transfer (both the lease and non-lease components are earned by passage of time) and the predominant component is the lease. Upon adoption of ASC 842, the timing and recognition of earnings from time charter contracts to which the Company acts as lessor did not change from previous practice and thus the adoption of this standard did not have an effect on the Company’s consolidated opening retained earnings, balance sheets and consolidated statements of operations.
The new lease standard will continue to classify leases as either financing or operating, with classification affecting the pattern of expense recognition. The accounting applied by a lessor under the new guidance will be substantially equivalent to current lease accounting guidance and has been discussed above under “
Accounting for Revenue and Related Expenses”
.